Note 13 - Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Notes to Financial Statements
Subsequent Events [Text Block]

NOTE 14: SUBSEQUENT EVENTS

On January 13, 2023, the Company completed a 4-for-1 forward stock split of its issued and outstanding shares of its common stock to shareholders of record as of the close of business on December 30, 2022. The Company filed articles of amendment to its articles of incorporation with the Secretary of State of the State of Florida effective January 17, 2023. Pursuant to a unanimous written consent of the Company’s board of directors, the only change reflected in the articles of amendment is an increase in the authorized number of shares of common stock of the Company from 250,00,000 shares to 1,000,000,000 shares in connection with the Company’s 4-for-1 forward stock split.

On December 30, 2022, the Company's board of directors and majority shareholder approved a name change of the Company to "Wolf Energy Services Inc.", as the new name will better reflect the Company's business and operations. On January 30, 2023, the Company filed articles of amendment to its articles of incorporation with the Secretary of State of Florida and after processing by FINRA on January 31, 2023, the Company has formally charged its name to Wolf Energy Services Inc. Additionally, effective February 1, 2023, Wolf Energy Services began trading under its new OTCQB ticker symbol, WOEN.

Banner Midstream Corp. [Member]
Notes to Financial Statements
Subsequent Events [Text Block]

NOTE 13: SUBSEQUENT EVENTS

Subsequent to March 31, 2022, the Company had the following transactions:

On August 23, 2022 Ecoark Holdings, Inc., a Nevada corporation (“Ecoark”) entered into a Share Exchange Agreement (the “Agreement”) with Wolf Energy Services Inc. formerly known as Enviro Technologies U.S., Inc., a Florida corporation (“Wolf Energy”) and the Company. The Agreement provides that, upon the terms and subject to the conditions set forth therein, Ecoark shall acquire 51,987,832 shares of the Wolf Energy common stock in exchange for all of the capital stock of the Company owned by Ecoark, which represents 100% of the issued and outstanding shares of the Company (the “Exchange”). Upon closing of the Agreement, the Company will continue as a wholly-owned subsidiary of Wolf Energy. On September 7, 2022, the Exchange was completed, and the Company was merged into Enviro via a reverse merger.